STOCK-BASED COMPENSATION (Details Narrative)	Mar. 31, 2022 USD ($)
Share-Based Payment Arrangement [Abstract]
Aggregate intrinsic value of "in the money" outstanding	$ 1,913,350
Aggregate intrinsic value of "in the money" exercisable	$ 1,689,898